Segment Information (Details) - Schedule of reportable segment gross profit to the group’s loss before tax - Reportable segments [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of reportable segment gross profit to the group’s loss before tax [Line Items]
Segment gross profit	$ 9,041,755	$ 8,171,835
Selling and marketing expenses	(8,013,933)	(5,284,152)
General and administrative expenses	(11,017,765)	(5,204,627)
Consultancy and professional fees	(6,120,494)	(231,369)
Government Grants	2,546,360
Finance costs	(2,679,763)	(1,764,682)
Finance income	145,107	137,397
Other income	41,419	60,497
Share of loss of a joint venture	(94,210)
Foreign exchange loss, net	(1,558,780)	(1,126,851)
Loss before tax	$ (17,710,304)	$ (5,241,952)